Note 28 Restricted reserves breakdown by concepts (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted reserves breakdown by concepts [Line Items]
Restricted reserve for retired capital	€ 495	€ 400	€ 88
Restricted reserve for parent company shares and loans for those shares	65	80	672
Restricted reserve for redenomination of capital in euros	2	2	2
Total restricted reserves	€ 561	€ 482	€ 761